Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

a.	Basis of presentation:

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) and include all adjustments necessary for the fair presentation of the Group’s financial position, results of operations, changes in shareholders' equity (deficit) and cash flows for the periods presented.

The Reverse Merger is accounted for as a reverse merger whereby Inc is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the Company comprising the ongoing operations of the combined company, the Company’s senior management comprising the senior management of the combined company, and that the former shareholders of the Company are the controlling shareholders of Inc after the Reverse Merger. The Reverse Merger is considered to be a capital transaction in substance. Accordingly, for accounting purposes, the Reverse Merger is treated as the equivalent of the Company issuing shares for the net assets of Inc, accompanied by a recapitalization. The net assets of Inc are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Reverse Merger are those of the Company, and therefore the historical consolidated financial statements presented are the consolidated financial statements of the Company and the ordinary shares and the corresponding capital amounts pre-merger have been retroactively restated as ordinary shares reflecting the exchange ratio in the merger.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of Inc, the Company and ASM. All intercompany accounts and transactions have been eliminated in the consolidation.

c.	Use of estimates:

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors and adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.

d.	Foreign currency:

The currency of the primary economic environment in which the operations of the Group is conducted is the U.S. dollar ("Dollar" or "$"); thus, the Dollar is the functional currency of the Group. Therefore, the Group's transactions and balances denominated in Dollars are presented at their original amounts, while non-Dollar transactions and balances have been re-measured to Dollars and the relating gains and losses are reflected in the statements of comprehensive income (loss) as finance income or expenses, as appropriate.

All amounts are presented in Dollars, unless otherwise indicated, rounded to the nearest thousands.

e.	Revenue recognition:

The Group generates revenues from sales of products, which include hardware, software, connection to supportive infrastructure, integration services, training and warranty. The Group sells its products (the "Products") and provides services (the "Services") directly to end users and resellers and also participates as a subcontractor of prime contractors in joint projects and as a prime contractor in projects with resellers (the "Projects").

When a sale arrangement contains multiple elements, the Group allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor-specific objective evidence (“VSOE”), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Group establishes VSOE of selling price using the price charged for a deliverable when sold separately. When VSOE cannot be established, the Group attempts to establish selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s go-to-market strategy typically differs from that of its peers and its offerings contains a significant differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor products’ selling prices are on a standalone basis. Therefore, the Group is typically not able to determine TPE. The best ESP is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Group offers its products. The determination of ESP is based on applying significant judgment to weigh such factors.

Products and Services:

Revenues from sales of Products are recognized when the Group has delivered the Products to the customer and retained final acceptance, the revenue can be reliably measured and collectability of the receivables is reasonably assured.

Revenues from sales of Services are recognized ratably in the accounting period in which the services are rendered (connection to supportive infrastructure is generally over one year).

The Group provides a one year warranty for the majority of its Products. Based on the Group's experience the provision is deminimis.

Projects:

Revenues from Projects are recognized using the completed-contract method to determine the appropriate amount in a given period, as the Group is unable to produce reasonably dependable estimates due to involvement of many subcontractors and lack of transparency of prime contractors' progress.

Under the completed-contract method, costs are accumulated on the balance sheet until the contract is completed or substantially completed. Similarly, amounts billed to customers are also deferred until the contract is completed or substantially completed. To the extent that the amount of accumulated costs exceeds the amount of advance (or progress) payments received or billed by the Group, the excess should be reflected on the balance sheet as a current asset, separated from inventory. To the extent that the amount of advance (or progress) payments received or billed by the Group exceeds the amount of accumulated costs, the excess is reflected as a liability on the balance sheet.

In instances where revenues are derived from sales of third-party vendors' products or services and the Group is a principal in the transactions, revenues are recognized on a gross basis and the related costs are recognized within cost of revenues.

f.	Advertising costs:

Advertising costs are expensed as incurred. In 2015, 2014 and 2013, advertising expenses were $26 thousand, $7 thousand and $14 thousand, respectively.

g.	Related parties:

Related parties include the Controlling Shareholders and entities controlled by them.

h.	Fair value measurements

Fair value is defined as the price that would be received by selling an asset or paid to transfer a liability (i.e. the ‘exit price’) in an arms’ length transaction between willing market participants at the measurement date. The applicable financial accounting rules establish a hierarchy for inputs used in measuring fair value. The hierarchy is divided into three levels based on the reliability of inputs:

Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access.

Level 2 - Valuations based on quoted prices in markets that are not active but for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Group’s financial assets and liabilities as of December 31, 2015 and 2014 are measured based on Level 1 inputs.

i.	Property and equipment, net:

Property and equipment are stated at cost less accumulated depreciation. Upon the retirement or disposition of property and equipment, the related costs and accumulated depreciation are removed and any related gain or loss is recorded in the statements of comprehensive income (loss). Repairs and maintenance that do not extend the life or improve an asset are expensed in the periods incurred.

The Group evaluates its property and equipment for indicators of possible impairment when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Impairment exists if the carrying amounts of such assets exceed the estimates of future net undiscounted cash flows expected to be generated by such assets. Should impairment exist, the impairment loss would be measured based on the excess carrying value of the asset over the asset’s estimated fair value. As of December 31, 2015 and 2014, the Group has not written down any of its property and equipment as a result of impairment.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

	%	Useful life (years)

Vehicles	15	7
Leasehold improvements	10-20	5-10
Office furniture and equipment	7-10	10-14
Computers, electronics and related	15-33	3-7

j.	Income tax:

Deferred tax asset and liability accounts' balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group accounts for deferred tax on non-distributed income that are subject to income tax once distributed and when there is an intent to distribute them.

The Group applies the two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

k.	Earnings (loss) per share:

The Group computes basic earnings or loss per share by dividing net income by the weighted-average number of ordinary shares outstanding during the period. However, consistent with the reverse merger accounting, the calculation of the weighted-average number of ordinary shares includes 24,582,874 shares (which include also 480,000 ordinary shares that were issued to ASM former shareholder upon exercise of its put option on its remaining ordinary shares of ASM, which was fully consolidated within these consolidated financial statements) assumed to be outstanding as of January 1, 2013. Further, the outstanding shares subject to put options were excluded, consistent with the accounting treatment of a put option liability.

Income (loss) per share assuming dilution (diluted earnings (loss) per share) would give effect to dilutive warrants and other potential ordinary shares outstanding during the period, considering the treasury stock method. The outstanding warrants were "out-of-the-money" and the issuance of the Net Income Shares was not probable at any given period and therefore excluded from the calculation.

Basic and diluted earnings (loss) per ordinary share data were computed as follows:

	Years Ended December 31,
	2015	2014	2013
		Restated

Net income (loss) (U.S. dollar in thousands)	14,753	3,122	(280)

Weighted-average ordinary shares outstanding - Basic and diluted	24,582,874	24,582,874	24,582,874

Earnings (loss) per ordinary basic and diluted (U.S. dollar)	0.60	0.13	(0.01)

l.	Reclassification:

Certain amounts in prior years’ consolidated financial statements have been reclassified to conform to the current year's presentation.

m.	New accounting pronouncements not yet effective

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as finance or operating lease. However, unlike current GAAP, which requires only capital leases to be recognized on the balance sheet, the new guidance will require both types of leases to be recognized on the balance sheet. The new guidance is effective for all periods beginning after December 15, 2018 and the Group is currently evaluating the effects that the adoption of ASU No. 2016-02 will have on the consolidated financial statements, but anticipates that the new guidance will not have a material impact given the minor number of leases the Group has.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). ASU No. 2014-09 supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific revenue recognition guidance throughout the Industry Topics of the Accounting Standards Codification. Additionally, this update supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition-Construction-Type and Production-Type Contracts. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. As originally issued, this guidance was effective for interim and annual reporting periods beginning after December 15, 2016, and early adoption was not permitted. In July 2015, the FASB deferred the effective date by one year, to interim and annual reporting periods beginning after December 15, 2017. Early adoption is permitted, but not before the original effective date of December 15, 2016. Entities may choose from two adoption methods, with certain practical expedients. The Group is currently reviewing this standard to assess the impact on its future consolidated financial statements and evaluating the available adoption methods.